OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2018	Jan. 31, 2018
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Redeemable non controlling interest, carrying amount, period increase (decrease)		$ 6,121
Eastern Airways
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Business acquisition, percentage of voting interests acquired			40.00%
Redeemable non controlling interest, carrying amount, period increase (decrease)	$ 6,121